Prepayments and Other Receivables, Net	12 Months Ended
Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and Other Receivables, Net
4.
Prepayments and other receivables, net

Prepayments and other receivables, net consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Deposits	35,797	41,493
Customer deposits (1)	73,861	83,467
Account receivables	150,621	56,813
Advance to suppliers (2)	73,475	82,710
VAT recoverables	99,547	125,663
Loan to business partners (3)	9,000	122,531
Cash advanced to staff	39,130	43,556
Deferred cost (4)	87,065	—
Others	43,345	27,443
Less: allowance for credit losses	(2,358)	(16,054)
Less: impairment losses on deferred cost	(70,406)	—
Total	539,077	567,622
(1)
The amount relates to the refundable deposits paid to merchants to whom the Group provides platform service.
(2)
The amount represents the prepayment to suppliers, mainly for purchasing pre-owned products.
(3)
The amount as of December 31, 2023 represents the loan of US$17.3 million to business partners with interest rate of 5% per annum.
(4)
Deferred cost as of December 31, 2022 represents acquired advertising resources for promotion purpose, and has been amortized based on actual consumptions. In 2022, impairment losses of RMB70,406 have been recognized based on estimated reduction on consumptions.

The movements in the allowance for credit losses for prepayments and other receivables are as follows:

4.
Prepayments and other receivables, net—(Continued)

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance as of January 1	—	935	2,358
Current period provision, net of recovery	1,525	6,293	24,423
Current period write-off	(590)	(4,870)	(10,727)
Balance as of December 31	935	2,358	16,054